John Hancock International Growth Fund Average Annual Total Returns - Class A C I R2 R4 R6 [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
MSCI ACWI ex USA Growth Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.65%	4.01%	7.92%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	22.91%	4.10%	7.99%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.27%	2.89%	7.31%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.92%	3.08%	6.47%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	27.47%	4.44%	7.79%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	29.79%	5.49%	8.88%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	29.26%	5.08%	8.45%
Class R4
Prospectus [Line Items]
Average Annual Return, Percent	29.62%	5.35%	8.73%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	29.93%	5.61%	8.99%